Loss Per Share	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share
20 LOSS PER SHARE
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2019, 2020 and 2021 as follows:

	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss	(486,275)	(2,223,638)	(327,971)
Accretion on convertible redeemable preferred shares	(509,904)	—	—
Deemed dividends to preferred shareholders	(89,076)	—	—
Net loss attributable to ordinary shareholders-Basic and Diluted	(1,085,255)	(2,223,638)	(327,971)
Denominator:
Weighted average number of ordinary shares -Basic and Diluted	1,247,998,533	2,718,827,977	2,630,425,361
Basic and diluted loss per share	(0.87)	(0.82)	(0.12)
Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.
The following ordinary share equivalents were excluded from the computation of diluted net loss per share for the periods presented to eliminate any anti-dilutive effect:

	Year ended March 31,
	2019	2020	2021
Share options and RSUs	99,267,557	62,468,172	29,131,536